Shareholder Report, Holdings (Details)	May 31, 2026
C000005533 | Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005533 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005533 | Top10HoldingBlackstone Partners Offshore FundBNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005533 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005533 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005533 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000005533 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005533 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005533 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005533 | Top10HoldingT. Rowe Price U.S. Treasury Long-Term Index Fund - I ClassBNY-77957T503
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005533 | Other0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005533 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000005533 | 0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005533 | 0BNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005533 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005533 | 0BNY-91282CLU3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005533 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005533 | 0BNY-06051GJF7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005533 | 0BNY-78451MAA9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005533 | 0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000169939 | Top10HoldingT. Rowe Price Institutional Emerging Markets Equity FundBNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000169939 | Top10HoldingT. Rowe Price Real Assets Fund - I ClassBNY-87279W209
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169939 | Top10HoldingBlackstone Partners Offshore FundBNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169939 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169939 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169939 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000169939 | Top10HoldingT. Rowe Price International Bond Fund (USD Hedged) - I ClassBNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169939 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169939 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169939 | Top10HoldingT. Rowe Price U.S. Treasury Long-Term Index Fund - I ClassBNY-77957T503
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169939 | Other0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000169939 | 0BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	67.40%
C000169939 | 0BNY-74144Q203
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000169939 | 0BNY-77956H195
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169939 | 0BNY-TC7OZ3MW6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000169939 | 0BNY-91282CLU3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169939 | 0BNY-01F020661
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000169939 | 0BNY-06051GJF7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169939 | 0BNY-78451MAA9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000169939 | 0BNY-20753CAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%